TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Uncertain tax positions, beginning of year	$ 33,158	$ 37,965
Increases in tax positions for prior years	2,521	4,757
Increases in tax positions for current year	5,277	3,563
Settlements	(20,887)	(11,864)
Expiry of the statute of limitations	(1,508)	(1,263)
Uncertain tax positions, end of year	$ 18,561	$ 33,158